INVESTMENTS - Disclosure of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 2,501
Investments in associates accounted for using equity method	$ 2,285	$ 2,501
BioConnection Investments B.V.
Disclosure of associates [line items]
Proportion of ownership interest in associates	22.98%	22.98%	43.85%
Investments in associates accounted for using equity method	$ 2,501	$ 7,201	$ 7,118
Share in net profit	(289)	(1,083)	694
Release of financial guarantee	0	(153)	(33)
Dilution of equity stake	0	(2,991)	0
Currency translation	73	(473)	(578)
Investments in associates accounted for using equity method	$ 2,285	$ 2,501	$ 7,201